PowerShares Global Exchange-Traded Fund Trust

  PowerShares Dynamic Asia Pacific Portfolio  –  PUA

  PowerShares Dynamic Europe Portfolio  –  PEH

  PowerShares Dynamic Developed International
  Opportunities Portfolio  –  PFA

  PowerShares Global
  Water Portfolio  –  PIO

  PowerShares Global Clean
  Energy Portfolio  –  PBD

PowerShares Global Exchange-Traded Fund Trust (the "Trust") is a registered investment company that currently consists of nine separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the five funds of the Trust identified on the cover page (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") have been approved for listing on the American Stock Exchange LLC ("AMEX"), subject to notice of issuance. Market prices for Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated June 13, 2007

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION ("FDIC") INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

TABLE OF CONTENTS

Page

4	Introduction – PowerShares Global Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dynamic Asia Pacific Portfolio

11	PowerShares Dynamic Europe Portfolio

17	PowerShares Dynamic Developed International Opportunities Portfolio

23	PowerShares Global Water Portfolio

31	PowerShares Global Clean Energy Portfolio

38	Additional Risks

39	Portfolio Holdings

39	Management of the Funds

41	How to Buy and Sell Shares

42	Frequent Purchases and Redemptions of Fund Shares

43	Creations, Redemptions and Transaction Fees

46	Dividends, Distributions and Taxes

48	Distributor

49	Net Asset Value

50	Fund Service Providers

50	Index Providers

51	Disclaimers

53	Other Information

INTRODUCTION – POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of nine separate exchange-traded "index funds." The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

Shares of the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio have been approved for listing on the AMEX, subject to notice of issuance, and will trade at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

PowerShares Dynamic Asia Pacific Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Asia-Pacific Opportunities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the QSG Asia-Pacific Opportunities Index and American Depositary Receipts ("ADRs") based on the stocks in the QSG Asia-Pacific Opportunities Index. The Fund will normally invest at least 80% of its total assets in securities of companies domiciled in Asia Pacific countries or primarily listed on an exchange in such countries. The QSG Asia-Pacific Opportunities Index is comprised of 125 securities selected principally on the basis of their capital appreciation potential as identified by the Quantitative Services Group, LLC ("QSG" or the "Index Provider") pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of March 31, 2007, the QSG Asia-Pacific Opportunities Index consisted of 125 securities of companies with a market capitalization of between approximately $1.1 billion and $190.4 billion that were domiciled in Australia, China, Hong Kong, New Zealand, Singapore, South Korea and Thailand or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The QSG Asia-Pacific Opportunities Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the QSG Asia-Pacific Opportunities Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the QSG Asia-Pacific Opportunities Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the QSG Asia-Pacific Opportunities Index in proportion to their weightings in the QSG Asia-Pacific Opportunities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the QSG Asia-Pacific Opportunities

Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the QSG Asia-Pacific Opportunities Index, purchase securities not in the QSG Asia-Pacific Opportunities Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Asia-Pacific Opportunities Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Asia-Pacific Opportunities Index. The Fund may sell securities that are represented in the QSG Asia-Pacific Opportunities Index in anticipation of their removal from the QSG Asia-Pacific Opportunities Index, or purchase securities not represented in the QSG Asia-Pacific Opportunities Index in anticipation of their addition to the QSG Asia-Pacific Opportunities Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies quarterly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component securities for the QSG Asia-Pacific Opportunities Index are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the Asia Pacific universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 500 largest securities (by liquidity-adjusted market capitalization) traded across Asia Pacific developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 125 securities with the best Model Score from the universe. The 125 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Asia-Pacific Opportunities Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the QSG Asia-Pacific Opportunities Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the QSG Asia-Pacific Opportunities Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the QSG Asia-Pacific Opportunities Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Asia-Pacific Opportunities Index as would be the case if it purchased all of the securities in the QSG Asia-Pacific Opportunities Index with the same weightings as the QSG Asia-Pacific Opportunities Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the QSG Asia-Pacific Opportunities Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in Asia Pacific Countries

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$3,500
Maximum Creation/Redemption Transaction Fee(2)	$14,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.80%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$82	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants ("Authorized Participants," or "APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $27,420 if the Creation Unit is redeemed after one year, and $70,869 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Europe Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Europe Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the QSG Active Europe Index and ADRs based on the stocks in the QSG Active Europe Index. The Fund will normally invest at least 80% of its total assets in securities of companies domiciled in Europe or primarily listed on an European exchange. The QSG Active Europe Index is comprised of 250 securities selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of March 31, 2007, QSG Active Europe Index consisted of securities of 250 companies with a market capitalization of between approximately $1.4 billion and $216.9 billion that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The QSG Active Europe Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the QSG Active Europe Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the QSG Active Europe Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the QSG Active Europe Index in proportion to their weightings in the QSG Active Europe Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the QSG Active Europe Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the QSG Active Europe Index, purchase securities not in the QSG Active Europe Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Europe Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Europe Index. The Fund may sell securities that are represented in the QSG Active Europe Index in anticipation of their removal from the QSG Active Europe Index, or purchase securities not represented in the QSG Active Europe Index in anticipation of their addition to the QSG Active Europe Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies quarterly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality, and price momentum and then ranks and sorts them based on their cumulative scores. Component securities for the QSG Active Europe Index are selected from among the companies with the highest-ranking cumulative scores ("Model Score") within the European universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 1,000 largest securities (by liquidity-adjusted market capitalization) traded across European developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 250 securities with the best Model Score from the European universe. The 250 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Europe Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the QSG Active Europe Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the QSG Active Europe Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the QSG Active Europe Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Europe Index as would be the case if it purchased all of the securities in the QSG Active Europe Index with the same weightings as the QSG Active Europe Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the QSG Active Europe Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$2,500
Maximum Creation/Redemption Transaction Fee(2)	$10,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $24,148 if the Creation Unit is redeemed after one year, and $64,921 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Developed
International Opportunities Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the QSG Developed International Opportunities Index and ADRs based on the stocks in the QSG Developed International Opportunities Index. The Fund will normally invest at least 80% of its total assets in securities of non-U.S. companies. The QSG Developed International Opportunities Index is comprised of 250 securities selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of March 31, 2007, the QSG Developed International Opportunities Index consisted of securities of 250 companies with a market capitalization of between approximately $1.4 billion and $120.5 billion that were domiciled in Australia, Austria, Belgium, Bermuda, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The QSG Developed International Opportunities Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the QSG Developed International Opportunities Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the QSG Developed International Opportunities Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the QSG Developed International Opportunities Index in proportion to their weightings in the QSG Developed International Opportunities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the QSG Developed International Opportunities Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the QSG Developed International Opportunities Index, purchase securities not in the QSG Developed International Opportunities Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Developed International Opportunities Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Developed International Opportunities Index. The Fund may sell securities that are represented in the QSG Developed International Opportunities Index in anticipation of their removal from the QSG Developed International Opportunities Index, or purchase securities not represented in the QSG Developed International Opportunities Index in anticipation of their addition to the QSG Developed International Opportunities Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies quarterly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component securities for the QSG Developed International Opportunities Index are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the non-U.S. universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 1,200 largest securities (by liquidity-adjusted market capitalization) traded across international developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 250 securities with the best Model Score from the non-U.S. universe. The 250 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Developed International Opportunities Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the QSG Developed International Opportunities Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the QSG Developed International Opportunities Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the QSG Developed International Opportunities Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Developed International Opportunities Index as would be the case if it purchased all of the securities in the QSG Developed International Opportunities Index with the same weightings as the QSG Developed International Opportunities Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the QSG Developed International Opportunities Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$3,000
Maximum Creation/Redemption Transaction Fee(2)	$12,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $25,148 if the Creation Unit is redeemed after one year, and $65,921 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Global Water Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the Palisades Global Water Index and ADRs based on the stocks in the Palisades Global Water Index. The Fund will normally invest at least 80% of its total assets in securities of companies that generate at least 50% of their revenue from water or water-related activities. The Palisades Global Water Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on a major international stock exchange. The Palisades Global Water Index is comprised of major international companies whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources. The components of the Palisades Global Water Index are selected based on the objective of providing a representative indicator of the global water business. The Palisades Global Water Index was created by, and is a trademark of, Water Index Associates, LLC (the "Index Provider"). The components of the Palisades Global Water Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio. As of March 31, 2007, the Palisades Global Water Index consisted of 41 securities of companies with market capitalizations of between approximately $413.4 million and $375.8 billion that were domiciled in China, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Singapore, South Korea, Spain, Switzerland, the United Kingdom and the United States or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Palisades Global Water Index is rebalanced after the close of trading on the next to last business day of each March, June, September and December (the "Rebalance Date") and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Palisades Global Water Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Palisades Global

Water Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Palisades Global Water Index in proportion to their weightings in the Palisades Global Water Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Palisades Global Water Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Palisades Global Water Index, purchase securities not in the Palisades Global Water Index which the Adviser believes are appropriate to substitute for certain securities in the Palisades Global Water Index or utilize various combinations of other available investment techniques, in seeking to track Palisades Global Water Index. The Fund may sell securities that are represented in the Palisades Global Water Index in anticipation of their removal from the Palisades Global Water Index, or purchase securities not represented in the Palisades Global Water Index in anticipation of their addition to the Palisades Global Water Index.

Index Methodology

The components of the Palisades Global Water Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies traded on stock exchanges around the world that it believes are core holdings of a diversified global water portfolio. The Palisades Global Water Index is modified equal-dollar weighted and is rebalanced each March, June, September and December. At least 80% of the Palisades Global Water Index weighting is comprised of companies that generate at least 50% of their revenues from water or water-related activities. The sectors within the Palisades Global Water Index are defined as follows:

Water Utilities

Water utilities are the "regulated" purveyors of water, directly responsible for getting water supplies to residential, commercial agricultural and industrial users. U.S. water utilities are under the jurisdiction of federal and state regulatory bodies and must comply with a myriad of regulatory requirements to ensure the safety of drinking water and the environmental impact of wastewater discharges. Foreign water utilities may operate under different regulatory frameworks than U.S. water utilities. The investor-owned water utilities included in the Palisades Global Water Index generally oversee the water, wastewater and/or stormwater facilities for a specific geographical region or are structured as holding companies comprised of geographically diverse operating divisions.

Treatment

The treatment sector comprises those companies that in some way contribute to the physical, chemical or biological integrity of water and/or wastewater supplies. Water treatment specifically refers to the process of converting raw water to potable water of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health. Wastewater treatment, though extricably linked to the provision of potable water, can be differentiated within the treatment sector through the additional objective of protecting the environment.

Analytical

The analytical sector includes companies that provide services, manufacture instrumentation or develop techniques for the analysis, testing or monitoring of water and/or wastewater. These analytics are applied, directly or indirectly, to achieve either a mandated compliance requirement or a management objective in optimizing the use of water relative to a specific function, whether industrial or residential. From a water policy perspective, the trend is clearly toward regulations where implementation of compliance requirements is tied to monitoring provisions. The analytical group is driven by the convergence of biotechnology, information technologies, optical sensing technology and advanced electronics.

Resource Management

The management of water as an economic resource reflects the transition of the water industry to the ideal of sustainability. This industry sector encompasses companies that provide engineering, construction, operations, consulting and related technical services to public and private customers in virtually all aspects of managing water resources. These firms in the Palisades Global Water Index have a significant presence in the development of water and wastewater projects on a global basis.

Infrastructure

This sector includes the companies that should benefit from the construction, replacement, repair and rehabilitation of water distribution systems throughout the world. It encompasses the vast interconnected network of pipelines, mains, storage tanks, lift stations, pumps, and smaller appurtenances of the water distribution system such as valves, flow meters and service connections. The sector also includes the rehabilitation market comprised of technologies utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction.

Conglomerates/Diversified

The conglomerates sector comprises those companies that contribute significantly to the water industry yet are extensively diversified into other industries or markets such that the contribution of water or water-related activities can be relatively small. Conglomerates are reviewed on a case-by-case basis. These companies may not be conglomerates in the traditional sense but may have instead sought to apply a particular platform technology, product-line or service capability across several global markets, including water. The conglomerates sector contains leading global companies that have business brands or activities that are widely recognized and accepted within the water industry.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Palisades Global Water Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Palisades Global Water Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Palisades Global Water Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Palisades Global Water Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Palisades Global Water Index as would be the case if it purchased all of the securities in the Palisades Global Water Index with the same weightings as the Palisades Global Water Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Palisades Global Water Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Water Industry Risk

The Fund's investments in the water sector may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its investments in tracking just the water sector, economic downturns and global and domestic events detrimental to the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These detrimental events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Competition between water companies and government regulation of water companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies in which the Fund will invest.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000
Maximum Creation/Redemption Transaction Fee(2)	$4,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $21,148 if the Creation Unit is redeemed after one year, and $61,921 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Global Clean Energy Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the "New Energy Global Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the New Energy Global Index and ADRs based on the stocks in the New Energy Global Index. The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the business of the advancement of cleaner energy and conservation and ADRs based on the stocks in the New Energy Global Index. The New Energy Global Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC (the "Index Provider"). The New Energy Global Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of March 31, 2007, the New Energy Global Index consisted of securities of 84 companies with market capitalizations of between approximately $93.6 million and $64.3 billion that were domiciled in Australia, Austria, China, Ireland, Switzerland, Taiwan, Norway, Spain, Denmark, Belgium, France, Finland, the United Kingdom, Italy, India, the United States, New Zealand, Brazil, Japan, Canada and Germany or primarily listed on an exchange in such countries. Stocks are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The New Energy Global Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the New Energy Global Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the New Energy Global Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the New Energy Global Index in proportion to their weightings in the New Energy Global Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the New Energy

Global Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the New Energy Global Index, purchase securities not in the New Energy Global Index which the Adviser believes are appropriate to substitute for certain securities in the New Energy Global Index or utilize various combinations of other available investment techniques, in seeking to track the New Energy Global Index. The Fund may sell securities that are represented in the New Energy Global Index in anticipation of their removal from the New Energy Global Index or purchase securities not represented in the New Energy Global Index in anticipation of their addition to the New Energy Global Index.

Index Methodology

The New Energy Global Index methodology is designed to objectively identify those securities within the energy industry that have the greatest potential for capital appreciation, with an Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. The New Energy Global Index is mainly comprised of companies in wind, solar, biomass and biofuels, small-scale hydro, geothermal, marine and other relevant renewable energy businesses and includes companies targeting step-change improvements in generation, distribution and storage of energy, as well as conservation, efficiency, materials, and in the emerging hydrogen and fuel cell sectors, and in associated services. The Index Provider evaluates companies quarterly, based on a variety of criteria, including a qualitative and quantitative proprietary methodology. Component securities for the New Energy Global Index are selected from among the highest rated companies within their respective sub-groups.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria:

(1) The Underlying Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses. The Underlying Index also includes companies in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. The Underlying Index currently consists of 84 companies.

(a) At least half of the companies comprising the Underlying Index are listed on stock exchanges outside the United States.

(b) There is an Underlying Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. Accordingly, the smaller-cap and mid-cap companies contained in the Index may have a leading role in Underlying Index composition. Larger companies with diversified businesses may be included in the Underlying Index, but only when they have significant exposure to clean or renewable energy, as determined by a proprietary methodology.

(c) Securities placed in the Underlying Index must have (a) a three-month average market capitalization of at least $50 million; (b) a three-month average closing price above $1.00 if not currently in the Underlying Index; and (c) a six-month average daily trading volume of at least $750,000.

(2) No single security may exceed 5% of the total Index weight at the quarterly rebalancing. As new energy technologies are developed, companies involved in such technologies may be added to the Index when significant to this sector. The Index uses modified equal dollar weighting.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the New Energy Global Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the New Energy Global Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the New Energy Global Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the New Energy Global Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on New Energy Global Index, as would be the case if it purchased all of the securities in the New Energy Global Index with the same weightings as the New Energy Global Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the New Energy Global Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriate its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Clean Energy Industry Concentration Risk

The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,500
Maximum Creation/Redemption Transaction Fee(2)	$6,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $22,148 if the Creation Unit is redeemed after one year, and $62,921 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index and in ADRs based on such component securities. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the PowerShares

Global Exchange-Traded Fund Trust, also known as PowerShares Global XTF, and the PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of approximately $11.2 billion as of May 31, 2007. PowerShares Global XTF is currently comprised of 10 exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $491 billion in assets under management as of May 31, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolios is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been the portfolio manager for each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. The Funds' Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund and manages the investment of the Funds' assets. For its services, the Adviser receives a unitary management fee from each Fund which accrues daily and is payable monthly.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment

Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement will be available in the annual report to shareholders for the period ending October 31, 2007.

How to Buy and Sell Shares

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares have been approved for listing, subject to notice of issuance, on the AMEX under the following symbols:

Fund	Trading Symbol
PowerShares Dynamic Asia Pacific Portfolio	PUA

PowerShares Dynamic Europe Portfolio	PEH

PowerShares Dynamic Developed International Opportunities Portfolio	PFA

PowerShares Global Water Portfolio	PIO

PowerShares Global Clean Energy Portfolio	PBD

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. The following are the applicable Creation Transaction Fees:

Fund	Creation Transaction Fee
PowerShares Dynamic Asia Pacific Portfolio	$3,500

PowerShares Dynamic Europe Portfolio	$2,500

PowerShares Dynamic Developed International Opportunities Portfolio	$3,000

PowerShares Global Water Portfolio	$1,000

PowerShares Global Clean Energy Portfolio	$1,500

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The following are the applicable Redemption Transaction Fees:

Fund	Redemption Transaction Fee
PowerShares Dynamic Asia Pacific Portfolio	$3,500

PowerShares Dynamic Europe Portfolio	$2,500

PowerShares Dynamic Developed International Opportunities Portfolio	$3,000

PowerShares Global Water Portfolio	$1,000

PowerShares Global Clean Energy Portfolio	$1,500

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares, only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income. See the Statement of Additional Information section "Taxes."

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distributor

AIM Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Bank of NewYork ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The Exchange will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Balancing Amount. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Foreign Index will not be calculated and disseminated intra day. The value and return of each Foreign Index is calculated once each trading day by the applicable Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund's NAV is expected to reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index Providers

WilderHill New Energy Finance, LLC ("WilderHill") is the Index Provider for the PowerShares Global Clean Energy Portfolio. WilderHill is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderHill to use the WilderHill New Energy Global Innovation Index.

Water Index Associates, LLC ("Water Index Associates") is the Index Provider for the PowerShares Global Water Portfolio. Water Index Associates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Water Index Associates to use the Palisades Global Water Index.

Quantitative Services Group, LLC ("QSG") is the Index Provider for the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio and PowerShares Dynamic Developed International Opportunities Portfolio. QSG is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with QSG to use the QSG Asia-Pacific Opportunities Index, QSG Active Europe Index and QSG Developed International Opportunities Index.

Disclaimers

QSG Asia-Pacific Opportunities Index, QSG Active Europe Index and QSG Developed International Opportunities Index, are trademarks of QSG and have been licensed for use for certain purposes by the Adviser. The Palisades Global Water Index is a trademark of Water Index Associates and has been licensed for use for certain purposes by the Adviser. The WilderHill New Energy Global Innovation Index is a trademark of WilderHill and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

PowerShares Dynamic Europe Portfolio	QSG Active Europe Index

PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

PowerShares Global Water Portfolio	Palisades Global Water Index

PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

None of the Funds is sponsored, endorsed, sold or promoted by WilderHill, QSG or Water Index Associates and WilderHill, QSG and Water Index Associates do not make any representation regarding the advisability of investing in Shares of these Funds.

WilderHill, QSG, and Water Index Associates make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. WilderHill's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and WilderHill New Energy Global Innovation Index, which are composed by WilderHill without regard to the Distributor, Adviser or the Trust. QSG's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain QSG trademarks and tradenames of QSG, QSG Asia-Pacific Opportunities Index, QSG Active Europe Index and QSG Developed International Opportunities Index, which is composed by QSG without regard to the Distributor, the Adviser or the Trust. Water Index Associate's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Water Index Associates trademarks and trade names of Palisades and Palisades Global Water Index, which is composed by Water Index Associates without regard to the Distributor, Adviser or the Trust.

There is no relationship between WilderShares LLC and the Adviser other than licenses by WilderShares to the Adviser of certain WilderShares trademarks and trade names, and two indices, for use by the Adviser. Such trademarks, trade names and indices have been created and developed by WilderShares without regard to the Adviser, its business, the Fund and/ or any prospective investor.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. WilderHill, QSG and Water Index Associates have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. WilderHill, QSG and Water Index Associates are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. WilderHill, QSG and Water Index Associates have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. WilderHill, QSG and Water Index Associates do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and WilderHill, QSG and Water Index Associates shall have no liability for any errors, omissions, or interruptions therein. WilderHill, QSG and Water Index Associates make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with the Funds or for any other use. WilderHill, QSG and Water Index Associates expressly disclaim all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall WilderHill, QSG and Water Index Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Other Information

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:  A I M Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Global Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046 - 1173

  Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549. The Trust's registration number under the 1940 Act is 811-21977.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

PowerShares Global Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-060707-PRO-1

PowerShares Global Exchange-Traded Fund Trust

  PowerShares FTSE RAFI Asia Pacific
  ex-Japan Portfolio  –  PAF

  PowerShares FTSE RAFI
  Developed Markets
  ex-U.S. Portfolio  –  PXF

  PowerShares FTSE RAFI
  Europe Portfolio  –  PEF

  PowerShares FTSE RAFI
  Japan Portfolio  –  PJO

PowerShares Global Exchange-Traded Fund Trust (the "Trust") is a registered investment company that currently consists of nine separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the four funds of the Trust identified on the cover page (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") have been approved for listing on the New York Stock Exchange (the "NYSE"), subject to notice of issuance. Market prices for Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated June 13, 2007

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION ("FDIC") INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

TABLE OF CONTENTS

Page

4	Introduction – PowerShares Global Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

12	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

19	PowerShares FTSE RAFI Europe Portfolio

25	PowerShares FTSE RAFI Japan Portfolio

32	Additional Risks

33	Portfolio Holdings

33	Management of the Funds

35	How to Buy and Sell Shares

36	Frequent Purchases and Redemptions of Fund Shares

37	Creations, Redemptions and Transaction Fees

40	Dividends, Distributions and Taxes

42	Distributor

43	Net Asset Value

44	Fund Service Providers

44	Index Provider

44	Disclaimers

47	Other Information

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INTRODUCTION – POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of nine separate exchange-traded "index funds." The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

Shares of the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio have been approved for listing on the NYSE, subject to notice of issuance, and will trade at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

4

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "FTSE RAFI Asia Pacific ex Japan Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the FTSE RAFI Asia Pacific ex Japan Index and ADRs based on the stocks in the FTSE RAFI Asia Pacific ex Japan Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE's country classification definition, excluding Japanese companies. The FTSE RAFI Asia Pacific ex Japan Index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex Japan Developed Large/Mid-Cap Indexes as determined by FTSE International Limited ("FTSE") (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of March 31, 2007, the FTSE RAFI Asia Pacific ex Japan Index consisted of 137 large and mid-cap securities of companies with a market capitalization of between approximately $1 billion and $190.4 billion that were domiciled in Australia, Hong Kong, New Zealand, China, Thailand and Singapore or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The FTSE RAFI Asia Pacific ex Japan Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE RAFI Asia Pacific ex Japan Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE RAFI Asia Pacific ex Japan Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE RAFI Asia Pacific ex Japan Index in proportion to their weightings in the FTSE RAFI Asia Pacific ex Japan Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE RAFI Asia Pacific ex Japan Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE RAFI Asia

5

Pacific ex Japan Index, purchase securities not in the FTSE RAFI Asia Pacific ex Japan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Asia Pacific ex Japan Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Asia Pacific ex Japan Index. The Fund may sell securities that are represented in the FTSE RAFI Asia Pacific ex Japan Index in anticipation of their removal from the FTSE RAFI Asia Pacific ex Japan Index, or purchase securities not represented in the FTSE RAFI Asia Pacific ex Japan Index in anticipation of their addition to the FTSE RAFI Asia Pacific ex Japan Index.

Index Methodology

The FTSE RAFI Asia Pacific ex Japan Index methodology is designed to track the performance of the securities represented amongst the constituents of the FTSE RAFI Asia Pacific ex Japan Developed Large/Mid-Cap Indexes with the largest fundamental value. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the FTSE RAFI Asia Pacific ex Japan Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Asia Pacific ex Japan Developed Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The FTSE RAFI Asia Pacific ex Japan Index is comprised of Asia Pacific companies with the largest Fundamental Value, selected from the constituents of the FTSE Asia Pacific ex Japan Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the Asia Pacific ex Japan Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

6

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Asia Pacific companies, excluding Japanese companies, are then selected. These will be the FTSE RAFI Asia Pacific ex Japan Index constituents. Their weights in this Index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Asia Pacific ex Japan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE RAFI Asia Pacific ex Japan Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE RAFI Asia Pacific ex Japan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE RAFI Asia Pacific ex Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

7

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Asia Pacific ex Japan Index as would be the case if it purchased all of the securities in the FTSE RAFI Asia Pacific ex Japan Index with the same weightings as the FTSE RAFI Asia Pacific ex Japan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the FTSE RAFI Asia Pacific ex Japan Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to

8

less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Asia Pacific Companies

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

9

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker. (1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$3,500
Maximum Creation/Redemption Transaction Fee(2)	$14,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.80%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

10

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$82	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $47,840 if the Creation Unit is redeemed after one year, and $134,738 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

11

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the FTSE RAFI Developed Markets ex US Index and ADRs based on the stocks in the FTSE RAFI Developed ex US Index. The Fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within FTSE's country classification definition, excluding the United States. The FTSE RAFI Developed ex US Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of March 31, 2007, the FTSE RAFI Developed ex US Index consisted of 1,019 securities of companies with market capitalizations of between approximately $914 million and $218.6 billion that were domiciled in Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The FTSE RAFI Developed ex US Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE RAFI Developed ex US Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE RAFI Developed ex US Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE RAFI Developed ex US Index in proportion to their weightings in the FTSE RAFI Developed ex US Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE RAFI Developed ex US Index as a

12

whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE RAFI Developed ex US Index, purchase securities not in the FTSE RAFI Developed ex US Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Developed ex US Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Developed ex US Index. The Fund may sell securities that are represented in the FTSE RAFI Developed ex US Index in anticipation of their removal from the FTSE RAFI Developed ex US Index, or purchase securities not represented in the FTSE RAFI Developed ex US Index in anticipation of their addition to the FTSE RAFI Developed ex US Index.

Index Methodology

The FTSE RAFI Developed ex US Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the FTSE RAFI Developed ex US Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Developed ex US Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The FTSE RAFI Developed ex US Index is comprised of companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Developed ex US Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

13

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest securities are then selected. These will be the FTSE RAFI Developed ex US Index constituents. Their weights in this index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Developed ex US Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE RAFI Developed ex US Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE RAFI Developed ex US Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE RAFI Developed ex US Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Developed

14

ex US Index as would be the case if it purchased all of the securities in the FTSE RAFI Developed ex US Index with the same weightings as the FTSE RAFI Developed ex US Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the FTSE RAFI Developed ex US Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material

15

information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

16

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker. (1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$17,500
Maximum Creation/Redemption Transaction Fee(2)	$70,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

17

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $17,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $17,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $73,297 if the Creation Unit is redeemed after one year, and $154,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

18

PowerShares FTSE RAFI Europe Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "FTSE RAFI Europe Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the FTSE RAFI Europe Index and ADRs based on the stocks in the FTSE RAFI Europe Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as European within FTSE's country classification definition. The FTSE RAFI Europe Index is designed to track the performance of the European companies represented amongst the constituents of the FTSE RAFI Europe Developed Large/Mid-Cap indexes with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap indexes as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of March 31, 2007, the FTSE RAFI Europe Index consisted of approximately 473 securities of companies with market capitalizations of between approximately $1.5 billion and $216.9 billion that were domiciled in Austria, Belgium, Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The FTSE RAFI Europe Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the RRAFI Europe Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE RAFI Europe Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE RAFI Europe Index in proportion to their weightings in the FTSE RAFI Europe Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE RAFI Europe Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE RAFI Europe Index, purchase securities not in the FTSE RAFI Europe Index which the Adviser believes are

19

appropriate to substitute for certain securities in the FTSE RAFI Europe Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Europe Index. The Fund may sell securities that are represented in the FTSE RAFI Europe Index in anticipation of their removal from the FTSE RAFI Europe Index, or purchase securities not represented in the FTSE RAFI Europe Index in anticipation of their addition to the FTSE RAFI Europe Index.

Index Methodology

The FTSE RAFI Europe Index methodology is designed to track the performance of the companies represented among the constituents of the FTSE RAFI Europe FTSE RAFI Developed Large/Mid-Cap Indexes with the largest fundamental value. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the FTSE RAFI Europe Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Developed Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The FTSE RAFI Europe Index is comprised of the European companies with the largest Fundamental Value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Europe Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

20

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest European securities are then selected. These will be the FTSE RAFI Europe Index. Their weights in this index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Europe Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE RAFI Europe Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE RAFI Europe Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE RAFI Europe Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Europe Index as would be the case if it purchased all of the securities in the FTSE RAFI Europe Index with the same weightings as the FTSE RAFI Europe Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the FTSE RAFI Europe Index.

21

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in

22

interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker. (1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$10,000
Maximum Creation/Redemption Transaction Fee(2)	$40,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

23

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $10,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $10,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $58,297 if the Creation Unit is redeemed after one year, and $139,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

24

PowerShares FTSE RAFI Japan Portfolio

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "FTSE RAFI Japan Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in stocks that comprise the FTSE RAFI Japan Index and ADRs based on the stocks in the FTSE RAFI Japan Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Japanese within FTSE's country classification definition. The FTSE RAFI Japan Index is designed to track the performance of the Japanese stocks represented amongst the constituents of the FTSE RAFI Developed ex US Index. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of March 31, 2007, the FTSE RAFI Japan Index consisted of 346 securities of companies issued by companies with market capitalizations of between approximately $914 million and $218.6 billion that were domiciled in Japan or primarily listed on a Japanese exchange. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The FTSE RAFI Japan Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE RAFI Japan Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE RAFI Japan Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the FTSE RAFI Japan Index in proportion to their weightings in the FTSE RAFI Japan Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE RAFI Japan Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE RAFI Japan Index, purchase securities not in the FTSE RAFI Japan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Japan Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Japan Index. The Fund may sell securities that are represented in the FTSE RAFI Japan Index in anticipation of their removal from the FTSE RAFI Japan Index or purchase securities not represented in the FTSE RAFI Japan Index in anticipation of their addition to the FTSE RAFI Japan Index.

25

Index Methodology

The FTSE RAFI Japan Index methodology is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index. The methodology evaluates companies annually based on the criteria of firm size, based on the following four fundamental measures: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the FTSE RAFI Japan Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Developed ex US Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The FTSE RAFI Japan Index is comprised of the Japanese companies with the largest Fundamental Value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2) Using the securities universe of companies of the FTSE RAFI Developed ex US 1000 Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Japanese securities are then selected. These will be the FTSE RAFI Developed ex US Index constituents. The Japanese companies from this index comprise the FTSE RAFI Japan Index. Their weights in this index will be set proportionally to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

26

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Japan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE RAFI Japan Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE RAFI Japan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE RAFI Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on RAFI Japan Index, as would be the case if it purchased all of the securities in the FTSE RAFI Japan Index with the same weightings as the FTSE RAFI Japan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the FTSE RAFI Japan Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

27

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriate its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in Japanese Securities

The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure. Japanese financial reporting, accounting and auditing standards are different than those used in the United States and Japanese companies are not required under existing securities laws to timely provide all of the disclosure required under U.S. securities laws. Therefore, information available regarding Japanese corporations may be less reliable than the information available with regard to U.S. corporations and all material information may not be available to the Fund. In addition, it may be difficult for the Fund to obtain a judgment in a Japanese court to enforce its legal rights.

28

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on June 13, 2007 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$4,500
Maximum Creation/Redemption Transaction Fee(2)	$18,000
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)  The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

29

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $4,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $4,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $47,297 if the Creation Unit is redeemed after one year, and $128,843 if the Creation Unit is redeemed after three years.

30

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index and in ADRs based on such component securities. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE is subject to trading halts caused by

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extraordinary market volatility pursuant to the NYSE "circuit breaker" rules. There can be no assurance that the requirements of the NYSE necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the NYSE. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares

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Capital Management LLC serves as the investment adviser to the PowerShares Global Exchange-Traded Fund Trust, also known as PowerShares Global XTF, and the PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of approximately $11.2 billion as of May 31, 2007. PowerShares Global XTF is currently comprised of 10 exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $491 billion in assets under management as of May 31, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolios is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been the portfolio manager for each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. The Funds' Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund and manages the investment of the Funds' assets. For its services, the Adviser receives a unitary management fee from each Fund which accrues daily and is payable monthly.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

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The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement will be available in the annual report to shareholders for the period ending October 31, 2007.

How to Buy and Sell Shares

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the NYSE. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares have been approved for listing, subject to notice of issuance, on the NYSE under the following symbols:

Fund	Trading Symbol
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PAF

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PXF

PowerShares FTSE RAFI Europe Portfolio	PEF

PowerShares FTSE RAFI Japan Portfolio	PJO

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record

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owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the NYSE may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the NYSE at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the

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Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the NYSE. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized

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Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. The following are the applicable Creation Transaction Fees:

Fund	Creation Transaction Fee
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	$3,500

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500

PowerShares FTSE RAFI Europe Portfolio	$10,000

PowerShares FTSE RAFI Japan Portfolio	$4,500

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

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Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the NYSE, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

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A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The following are the applicable Redemption Transaction Fees:

Fund	Redemption Transaction Fee
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	$3,500

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500

PowerShares FTSE RAFI Europe Portfolio	$10,000

PowerShares FTSE RAFI Japan Portfolio	$4,500

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares, only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the NYSE, and

•  You purchase or redeem Creation Units.

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Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A

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person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income. See the Statement of Additional Information section "Taxes."

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distributor

AIM Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

The Bank of NewYork ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The Exchange will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Balancing Amount. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Foreign Index will not be calculated and disseminated intra day. The value and return of each Foreign Index is calculated once each trading day by the applicable Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund's NAV is expected to reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different

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than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index Provider

The FTSE Group is the Index Provider for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio and the Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

Disclaimers

FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed ex US Index, FTSE RAFI Europe Index and FTSE RAFI Japan Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Index:

Fund	Underlying Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Asia Pacific ex Japan Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed Markets ex US Index

PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

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None of the Funds is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed ex US Index, FTSE RAFI Europe Index and FTSE RAFI Japan Index.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the "Exchange") or by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA") and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is a trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data

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included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with the Funds or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

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Other Information

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a

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product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE is satisfied by the fact that the prospectus is available at the NYSE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:  A I M Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Global Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046 - 1173

  Visit: www.powershares.com

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Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549. The Trust's registration number under the 1940 Act is 811-21977.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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PowerShares Global Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

Investment Company Act File No. 811-21977

PowerShares Global Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated June 13, 2007

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated June 13, 2007 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio, and the Prospectus dated June 13, 2007 for PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio, each a series of the PowerShares Global Exchange-Traded Fund Trust (the "Trust"), as they may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in each Prospectus, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust's Distributor, AIM Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 843-2639.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 9 portfolios (the "Funds"). This Statement of Additional Information relates to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. All of the Funds, except for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The Funds are managed by PowerShares Capital Management LLC (the "Adviser").

The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds' Shares have been approved for listing, subject to notice of issuance, on the American Stock Exchange LLC (the "AMEX") or the New York Stock Exchange (the "NYSE" and, together with the AMEX, the "Exchanges"). Fund Shares will trade on an Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund's fiscal year end by comparing the Fund's average daily total returns, before fees and expenses, to its Underlying Index's average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the applicable Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchanges, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

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INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares Dynamic Asia Pacific Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "QSG Asia-Pacific Opportunities Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Europe Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "QSG Active Europe Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Developed International Opportunities Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "QSG Developed International Opportunities Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "FTSE RAFI Developed Asia Pacific ex Japan Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "FTSE RAFI Developed ex US Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Europe Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "FTSE RAFI Europe Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Japan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "FTSE RAFI Japan Index" (the "Underlying Index").

The investment objective of the PowerShares Global Water Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "Palisades Global Water Index" (the "Underlying Index").

The investment objective of the PowerShares Global Clean Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index called the "WilderHill New Energy Global Innovation Index" (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (9) below. Investment restrictions (1) and (2) only apply to the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1)  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)  As to 75% of its total assets, purchase more than 10% of all outstanding voting securities of any class of securities of any one issuer.

(3)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

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(4)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(5)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

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The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark to market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

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Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short term negotiable obligations of commercial banks. Time deposits are non negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of REITs to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the

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delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

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GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in each Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectuses.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the "Investment Advisory Agreement") is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust's 9 portfolios, one other exchange-traded fund with 70 portfolios advised by the Adviser and 121 other portfolios advised by an affiliated person of the Adviser.

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (46) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Assistant Vice President and Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-April 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Member, Bell, Boyd & Lloyd LLC (1989-Present)	79	None

Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	79	None

Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	79	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

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The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustee	Other Directorships Held by Management Trustee
H. Bruce Bond (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2006	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	79	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2007	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2007	Managing Director, PowerShares Capital Management LLC
(April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Asia Pacific Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares Dynamic Europe Portfolio (As of December 31, 2006)
Ronn R. Bagge	None	None
Marc M. Kole	None	None
D. Mark McMillan	None	None
Philip M. Nussbaum	None	None
Donald H. Wilson	None	None
H. Bruce Bond	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Developed International Opportunities Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (As of December 31, 2006)
Ronn R. Bagge	None	None	None
Marc M. Kole	None	None	None
D. Mark McMillan	None	None	None
Philip M. Nussbaum	None	None	None
Donald H. Wilson	None	None	None
H. Bruce Bond	None	None	None
Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Europe Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Japan Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares Global Water Portfolio (As of December 31, 2006)
Ronn R. Bagge	None	None	None
Marc M. Kole	None	None	None
D. Mark McMillan	None	None	None
Philip M. Nussbaum	None	None	None
Donald H. Wilson	None	None	None
H. Bruce Bond	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Global Clean Energy Portfolio (As of December 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2006)
Ronn R. Bagge	None	over $100,000
Marc M. Kole	None	over $100,000
D. Mark McMillan	None	None
Philip M. Nussbaum	None	$10,001-$50,000
Donald H. Wilson	None	None
H. Bruce Bond	None	over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") pay each Independent Trustee an annual retainer of $130,000 for their service as Trustee, half of which is allocated pro rata between the Trust and the Initial Trust, and the other half of which is allocated between the Funds and the series of the Initial Trust based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Board has an Audit Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls.

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The Board also has a Nominating and Governance Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership.

The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees expected to be paid to each Trustee for the fiscal year ended October 31, 2007:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex
Ronn R. Bagge	*	N/A	$140,000
Marc M. Kole	*	N/A	$130,000
D. Mark McMillan	*	N/A	$130,000
Philip M. Nussbaum	*	N/A	$140,000
Donald H. Wilson	*	N/A	$130,000
H. Bruce Bond	N/A	N/A	N/A

*  Each Independent Trustee receives an annual retainer of $130,000, half of which is allocated pro rata between the Trust and the Initial Trust, and the other half of which is allocated between the Funds and the series of the Initial Trust based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner.

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Manager. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the 10 Funds of the Trust, Mr. Southard manages the 70 portfolios of the Initial Trust with a total of approximately $11.2 billion in assets, no pooled investment vehicles and no other accounts.

Although the Funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

Mr. Southard does not own any securities of the Trust.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses, distribution fees, litigation expenses and other

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extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Fee
PowerShares Dynamic Asia Pacific Portfolio	0.80% of average daily net assets
PowerShares Dynamic Europe Portfolio	0.75% of average daily net assets
PowerShares Dynamic Developed International Opportunities Portfolio	0.75% of average daily net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80% of average daily net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75% of average daily net assets
PowerShares FTSE RAFI Europe Portfolio	0.75% of average daily net assets
PowerShares FTSE RAFI Japan Portfolio	0.75% of average daily net assets
PowerShares Global Water Portfolio	0.75% of average daily net assets
PowerShares Global Clean Energy Portfolio	0.75% of average daily net assets

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187. On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager.

Administrator. The Bank of New York ("BONY" or the "Administrator") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286. BONY serves as Administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BONY holds the Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund accounting agent pursuant to a fund accounting agreement (the "Fund

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Accounting Agreement"). As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. AIM Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading "Creation and Redemption of Creation Units."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. The QSG Asia-Pacific Opportunities Index, QSG Active Europe Index and QSG Developed International Opportunities Index are compiled by Quantitative Services Group, LLC ("QSG"). The FTSE RAFI Developed Asia Pacific ex Japan Index, FTSE RAFI Developed ex US Index, FTSE RAFI Europe Index and FTSE RAFI Japan Index are compiled by FTSE and Research Affiliates ("RA"). The Palisades Global Water Index is compiled by Water Index Associates, LLC ("Water Index Associates"). The WilderHill New Energy Global Innovation Index is compiled by WilderHill New Energy Finance, LLC ("WilderHill").

Fund	Underlying Index
PowerShares Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index
PowerShares Dynamic Europe Portfolio	QSG Active Europe Index
PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index
PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index
PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index
PowerShares Global Water Portfolio	Palisades Global Water Index
PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

FTSE, RA, WilderHill, Water Index Associates and QSG are not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost. The Adviser has a licensing agreement with FTSE, RA, WilderHill, Water Index Associates and QSG.

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The only relationships that FTSE, RA, WilderHill, Water Index Associates or QSG has with the Adviser or Distributor of the Funds in connection with the Funds are that FTSE, RA, WilderHill, Water Index Associates and QSG have licensed certain of their intellectual property, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices; and the Exchanges list the Shares of the Funds pursuant to listing agreements with the Trust. The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. FTSE, RA, WilderHill, Water Index Associates and QSG have no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. FTSE, RA, WilderHill, Water Index Associates and QSG are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. FTSE, RA, WilderHill, Water Index Associates and QSG have no obligation or liability in connection with the administration, marketing or trading of the Funds.

FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES, TRADING BASED ON THE UNDERLYING INDICES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUNDS, OR FOR ANY OTHER USE. FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG EXPRESSLY DISCLAIM ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES OR QSG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES OR QSG ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 9 Funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Trust's Declaration of Trust in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or any Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Fund to another entity, or a series or class of another entity, or terminate the Trust or any of Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration of Trust.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

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The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust's Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. As of the date of this Statement of Additional Information, the Adviser beneficially owned all of the voting securities of each Fund.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners

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of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this Statement of Additional Information. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Global Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and forth quarters. Form N-Q for the Funds will be available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q, when available, may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds' Form N-Q and Form N-CSR will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Global Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy.

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The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and the Exchanges will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

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Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the Exchanges ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In

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addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash

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Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on which the Fund is listed on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective

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creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio will be $3,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio will be $14,000. The Standard Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio will be $17,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio will be $70,000. The Standard Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Europe Portfolio will be $10,000. The Maximum Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Europe Portfolio will be $40,000. The Standard Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Japan Portfolio will be $4,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares FTSE RAFI Japan Portfolio will be $18,000. The Standard Creation/Redemption Transaction Fee for the PowerShares Dynamic Asia Pacific Portfolio will be $3,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares Dynamic Asia Pacific Portfolio will be $14,000. The Standard Creation/Redemption Transaction Fee for the PowerShares Dynamic Europe Portfolio will be $2,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares Dynamic Europe Portfolio will be $10,000. The Standard Creation/Redemption Transaction Fee for the PowerShares Dynamic Developed International Opportunities Portfolio will be $3,000. The Maximum Creation/Redemption Transaction Fee for the PowerShares Dynamic Developed International Opportunities Portfolio will be $12,000. The Standard Creation/Redemption Transaction Fee for the PowerShares Global Water Portfolio will be $1,000. The Maximum Creation/Redemption Transaction Fee for the PowerShares Global Water Portfolio will be $4,000. The Standard Creation/Redemption Transaction Fee for the PowerShares Global Clean Energy Portfolio will be $1,500. The Maximum Creation/Redemption Transaction Fee for the PowerShares Global Clean Energy Portfolio will be $6,000.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange on which the Fund's Shares trade (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of

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the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state

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securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant Authorized Participant's agreement, in the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to

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offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan 1	May 1	Aug 20	Dec 25

Apr 2	May 25	Oct 15	Dec 31

Apr 5	Jun 18	Nov 6

Apr 6	Jul 9	Dec 24

AUSTRALIA
Jan 1	Apr 6	May 21	Aug 15

Jan 26	Apr 9	Jun 4	Oct 1

Mar 5	Apr 25	Jun 11	Nov 6

Mar 12	May 7	Aug 6	Dec 25

Dec 26

AUSTRIA
Jan 1	May 17	Oct 26	Dec 26

Apr 6	May 28	Nov 1	Dec 31

Apr 9	Jun 7	Dec 24

May 1	Aug 15	Dec 25

26

BELGIUM
Jan 1	May 17	Nov 1

Apr 6	May 18	Dec 25

Apr 9	May 28	Dec 26

May 1	Aug 15

BRAZIL
Jan 1	Apr 6	Sep 7	Nov 20

Jan 25	May 1	Oct 12	Dec 24

Feb 19	Jun 7	Nov 2	Dec 25

Feb 20	Jul 9	Nov 15	Dec 31

CANADA
Jan 1	May 21	Sep 3	Dec 26

Jan 2	Jun 25	Oct 8

Feb 19	Jul 2	Nov 12

Apr 6	Aug 6	Dec 25

CHILE
Jan 1	Jun 4	Sep 19	Dec 31

Apr 6	Jul 2	Oct 15

May 1	Aug 15	Nov 1

May 21	Sep 18	Dec 25

CHINA
Jan 1	Feb 21	May 4	Oct 3

Jan15	Feb 22	May 7	Oct 4

Feb15	Feb 23	May 28	Oct 5

Feb16	May 1	July 4	Oct 8

Feb 19	May 2	Sept 3	Nov 12

Feb 20	May 3	Oct 1	Nov 22

		Oct 2	Dec 25

DENMARK
Jan 1	May 4	Dec 24

Apr 5	May 17	Dec 25

Apr 6	May 28	Dec 26

Apr 9	Jun 5	Dec 31

FINLAND
Jan 1	May 17	Dec 25

Apr 6	Jun 22	Dec 26

Apr 9	Dec 12	Dec 31

May 1	Dec 24

FRANCE
Jan 1	May 8	Dec 25

Apr 6	May 17	Dec 26

Apr 9	Aug 15

May 1	Nov 11

GERMANY
Jan 1	May 1	Aug 15	Dec 25

Feb 19	May 17	Oct 3	Dec 26

Apr 6	May 28	Nov 1	Dec 31

Apr 9	Jun 7	Dec 24

GREECE
Jan 1	May 1	Dec 26

Feb 19	May 28

Apr 6	Aug 15

Apr 9	Dec 25

HONG KONG
Jan 1	Apr 6	Jun 19	Oct 19

Feb 19	Apr 9	Jul 2	Dec 24

Feb 20	May 1	Sept 26	Dec 25

Apr 5	May 24	Oct 1	Dec 26

Dec 31

27

INDONESIA
Jan 1	May 17	Oct 16	Dec 20

Mar 19	Jun 1	Oct 17	Dec 24

Apr 6	Aug 17	Oct 18	Dec 25

May 2	Oct 15	Oct 19	Dec 26

Dec 31

IRELAND
Jan 2	May 1	Oct 29	Dec 27

Mar 19	May 7	Dec 24

Apr 6	Jun 4	Dec 25

Apr 9	Aug 6	Dec 26

ITALY
Jan 1	May 1	Dec 24

Apr 6	Jun 29	Dec 25

Apr 9	Aug 15	Dec 26

Apr 25	Nov 1	Dec 31

JAPAN
Jan 1	Feb 12	May 4	Oct 8

Jan 2	Mar 21	Jul 16	Nov 23

Jan 3	Apr 30	Sep 17	Dec 24

Jan 8	May 3	Sep 24	Dec 31

MALAYSIA
Jan 1	Feb 20	May 31	Oct 13

Jan 2	Mar 31	Jun 1	Oct 15

Jan 20	May 1	Jun 2	Nov 8

Feb 1	May 2	Aug 31	Nov 9

Feb 19	May 30	Oct 12	Dec 20

Dec 25

MEXICO
Jan 1	Apr 5	Nov 19

Feb 5	Apr 6	Nov 20

Mar 19	May 1	Dec 12

Mar 21	Nov 2	Dec 25

NETHERLANDS
Jan 1	May 1	Dec 26

Apr 6	May 17

Apr 9	May 28

Apr 30	Dec 25

NEW ZEALAND
Jan 1	Feb 6	Jun 4

Jan 2	Apr 6	Oct 22

Jan 22	Apr 9	Dec 25

Jan 29	Apr 25	Dec 26

NORWAY
Jan 1	May 1	Dec 25

Apr 5	May 17	Dec 26

Apr 6	May 28	Dec 31

Apr 9	Dec 24

PHILIPPINES
Jan 1	May 1	Nov 1	Dec 25

Apr 5	May 14	Nov 2	Dec 31

Apr 6	Jun 12	Nov 30

Apr 9	Aug 21	Dec 24

PORTUGUAL
Jan 1	Apr 25	Aug 15	Dec 25

Feb 20	May 1	Oct 5	Dec 26

Apr 6	Jun 7	Nov 1

Apr 9	Jun 13	Dec 24

28

SINGAPORE
Jan 1	Apr 6	Aug 9	Dec 20

Jan 2	May 1	Oct 13	Dec 25

Feb 19	May 2	Nov 8

Feb 20	May 31	Nov 9

SOUTH AFRICA
Jan 1	Apr 27	Dec 17

Mar 21	May 1	Dec 25

Apr 6	Aug 9	Dec 26

Apr 9	Sep 24

SOUTH KOREA
Jan 1	May 1	Aug 15	Oct 3

Feb 19	May 24	Sept 24	Dec 19

Mar 1	Jun 6	Sept 25	Dec 20

Apr 5	Jul 17	Sept 26	Dec 25

Dec 31

SPAIN
Jan 1	May 1	Oct 12	Dec 25

Apr 5	May 2	Nov 1	Dec 26

Apr 6	May 15	Nov 19

Apr 9	Aug 15	Dec 6

SWEDEN
Jan 1	May 17	Dec 25

Apr 6	Jun 6	Dec 26

Apr 9	Jun 22	Dec 31

May 1	Dec 24

SWITZERLAND
Jan 1	Apr 9	Jun 7	Nov 1

Jan 2	May 1	Jun 29	Dec 24

Mar 19	May 17	Aug 1	Dec 25

Apr 6	May 28	Aug 15	Dec 26

		Sep 6	Dec 31

TAIWAN
Jan 1	Feb 20	Apr 5	Oct 10

Feb 15	Feb 21	May 1

Feb 16	Feb 22	Jun 19

Feb 19	Feb 28	Sept 25

THAILAND
Jan 1	Apr 13	Jun 1	Dec 5

Jan 2	Apr 16	Jun 30	Dec 10

Mar 5	May 1	Aug 13	Dec 31

Apr 6	May 7	Oct 23

UNITED KINGDOM
Jan 1	May 28

Apr 6	Aug 27

Apr 9	Dec 25

May 7	Dec 26

UNITED STATES
Jan 1	May 28	Nov 12

Jan 15	Jul 4	Nov 22

Feb 19	Sep 3	Dec 25

Apr 6	Oct 8

VENEZUELA
Jan 1	Apr 5	May 21	Jul 24

Feb 19	Apr 6	Jun 11	Aug 13

Feb 20	Apr 19	Jul 2	Oct 12

Mar 19	May 1	Jul 5	Nov 5

Dec 25

29

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2007

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Argentina	3/30/2007	4/9/2007	10
Austria	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12
China	2/12/2007	2/26/2007	14
	2/13/2007	2/27/2007	14
	2/14/2007	2/28/2007	14
	4/26/2007	5/8/2007	12
	4/27/2007	5/9/2007	12
	4/30/2007	5/10/2007	10
	9/26/2007	10/9/2007	13
	9/27/2007	10/10/2007	13
	9/28/2007	10/11/2007	13
Denmark	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12
Indonesia	10/10/2007	10/22/2007	12
	10/11/2007	10/23/2007	12
	10/12/2007	10/24/2007	12
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/21/2007	1/2/2008	12
Japan	4/27/2007	5/7/2007	10
	12/26/2007	1/4/2008	9
	12/27/2007	1/7/2008	11
	12/28/2007	1/9/2008	12
Malaysia	5/25/2007	6/4/2007	10
	5/28/2007	6/5/2007	8
	5/29/2007	6/6/2007	8
Norway	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12
Philippines	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
Portugal	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	12/31/2007	10
South Africa	4/4/2007	4/13/2007	9
	4/5/2007	4/16/2007	11
	4/20/2007	4/30/2007	10
	4/23/2007	5/2/2007	9
	4/24/2007	5/3/2007	9
	4/25/2007	5/4/2007	9

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TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on

31

dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

If, for any calendar year, the total distributions made exceed the Trust's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

It is expected that certain investments by the Funds may be classified as passive foreign investment companies ("PFICs") for U.S. federal income tax purposes. Funds that invest in PFICs intend to elect to "mark-to-market" these investments at the end of each taxable year. By making this election, the Funds will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that a Fund has elected to mark-to-market will be ordinary income. By making the mark-to-market election, a Fund may be required to recognize income in excess of the distributions that it received from its investments. Accordingly, the Funds may need to borrow money or dispose of some of its investments in order to meet its distributions requirements. If a Fund does not make the "mark-to-market" election with respect to an investment in a PFIC, the Fund could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the Fund's shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Code, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. The Fund expects to qualify for and may make this election. For any year that the Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign

32

tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund's election to "pass-through" amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, the Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. A shareholder's ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the

33

Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such Exchange is open.

In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund's NAV is expected to reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's benchmark index. This may adversely affect a Fund's ability to track its benchmark index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

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FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
PowerShares Global Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities presents fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Global Exchange-Traded Fund Trust (the "Trust") at June 12, 2007, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
June 13, 2007

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POWERSHARES GLOBAL EXCHANGE-TRADED TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 12, 2007

	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Europe Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Cash:	$10,000	$10,000	$10,000	$10,000	$10,000
Net Assets:	$10,000	$10,000	$10,000	$10,000	$10,000
COMPOSITION OF NET ASSETS:
Paid in Capital:	$10,000	$10,000	$10,000	$10,000	$10,000
Net Assets:	$10,000	$10,000	$10,000	$10,000	$10,000
Net asset value (offering price and redemption price per share)	$25.00	$25.00	$25.00	$50.00	$50.00
Shares issued and outstanding	400	400	400	200	200

See Notes to Financial Statements.
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	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Water Portfolio	PowerShares Global Clean Energy Portfolio
ASSETS:
Cash:	$20,000	$10,000	$10,000	$10,000
Net Assets:	$20,000	$10,000	$10,000	$10,000
COMPOSITION OF NET ASSETS:
Paid in Capital:	$20,000	$10,000	$10,000	$10,000
Net Assets:	$20,000	$10,000	$10,000	$10,000
Net asset value (offering price and redemption price per share)	$50.00	$50.00	$25.00	$25.00
Shares issued and outstanding	400	200	400	400

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POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST
NOTES TO FINANCIAL STATEMENTS
June 12, 2007

NOTE 1. ORGANIZATION

PowerShares Global Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 9 portfolios:

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Water Portfolio

PowerShares Global Clean Energy Portfolio

All of the Funds, except for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." The Funds are managed by PowerShares Capital Management LLC (the "Adviser"). The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds anticipate that their Shares will be listed on the following Exchanges:

American Stock Exchange

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Global Water Portfolio

PowerShares Global Clean Energy Portfolio

New York Stock Exchange

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

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The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Underlying Index
PowerShares Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index
PowerShares Dynamic Europe Portfolio	QSG Active Europe Index
PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE Research Affiliates Asia Pacific ex-Japan Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed Markets ex-U.S. Index
PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index
PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index
PowerShares Global Water Portfolio	Palisades Global Water Index
PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

NOTE 2. ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between PowerShares Capital Management LLC ("the Adviser") and the Trust, the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund (except for PowerShares Dynamic Asia Pacific Portfolio and PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, which have agreed to pay an annual unitary management fee equal to 0.80% of their average daily net assets) has agreed to pay an annual unitary management fee equal to 0.75% of its average daily net assets.

The management fee is a unitary fee by which the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses. The Adviser has agreed to assume all organizational costs and offering costs on behalf of the Funds. The organizational costs are expected to be $75,000 for the Trust and the offering costs are expected to be $10,000 for each Fund.

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for each Fund.

INDEX PROVIDERS

The FTSE Group is the Index Provider for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio and the Underlying Indexes are trademarks of the FTSE Group and have been licensed for use for certain purposes by the Adviser.

WilderHill New Energy Finance, LLC ("WilderHill") is the Index Provider for PowerShares Global Clean Energy Portfolio. WilderHill is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderHill to use the WilderHill New Energy Global Innovation Index.

Water Index Associates, LLC ("Water Index Associates") is the Index Provider for the PowerShares Global Water Portfolio. Water Index Associates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Water Index Associates to use the Palisades Global Water Index.

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Quantitative Services Group, LLC "Quantitative" is the Index Provider for PowerShares Dynamic Asia Pacific Portfolio, Dynamic Europe Portfolio and PowerShares Dynamic Developed International Opportunities Portfolio. Quantitative is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Quantitative to use the Underlying Indexes.

None of the Funds is sponsored, endorsed, sold or promoted by FTSE, WilderHill, QSG or Water Index Associates and FTSE, WilderHill, QSG and Water Index Associates do not make any representation regarding the advisability of investing in Shares of these Funds.

DISTRIBUTION PLAN

AIM Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. No distribution fees are currently paid by the Funds.

NOTE 4. FEDERAL INCOME TAXES

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to their shareholders. Therefore, no provision for Federal income taxes is required.

NOTE 5. CAPTIAL

The Funds will issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee ranging from $1,000 to $17,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee ranging from $1,000 to $17,500 for each redemption transaction (regardless of the number of Creation Units involved).

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APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING
POLICIES AND PROCEDURES

I.  POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.  PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

•  Manages a pension plan of a company whose management is soliciting proxies;

•  Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

•  Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  Client Maintains Proxy Voting Authority: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  Terminated Account: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  Limited Value: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.  Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5.  Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.  RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on

EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  Oppose

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members' terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.  Proposals regarding "fair price" provisions;

f.  Proposals regarding "poison pill" provisions; and

g.  Permitting "green mail".

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  Approve

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors' actions on routine matters since previous annual meeting.

6.  Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  Case-by-Case

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

D.  Special Policy with Respect to the PowerShares Listed Private Equity Portfolio

With respect to the PowerShares Listed Private Equity Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Listed Private Equity Portfolio in the same proportion as the vote of all other holders of such security.